Fair Values of Financial Instruments and Interest Rate Risk - Quantitative Information about Level 3 Fair Value Measurements (Detail)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Discounted Cash Flows [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Valuation Technique	Discounted cash flows	Discounted cash flows
Discounted Cash Flows [Member] | Minimum [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Fair value inputs discount rate and estimated costs to sell	4.00%	4.00%
Discounted Cash Flows [Member] | Maximum [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Fair value inputs discount rate and estimated costs to sell	8.75%	8.75%
Impaired Loans [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Valuation Technique	Discounted appraisals	Discounted appraisals
Impaired Loans [Member] | Minimum [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Fair value inputs discount rate and estimated costs to sell	0.00%	0.00%
Impaired Loans [Member] | Maximum [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Fair value inputs discount rate and estimated costs to sell	25.00%	25.00%
OREO [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Valuation Technique	Discounted appraisals	Discounted appraisals
OREO [Member] | Minimum [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Fair value inputs discount rate and estimated costs to sell	0.00%	0.00%
OREO [Member] | Maximum [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Fair value inputs discount rate and estimated costs to sell	10.00%	10.00%